Summary of Significant Accounting Policies - Summary of Current Accrued Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accrued Liabilities Current [Abstract]
Accrued capital expenditures	$ 36,042	$ 22,283
Accrued interest payable	24,673	8,931
Accrued lease operating expense	15,594	11,002
Accrued ad valorem taxes	8,281	1,728
Accrued general and administrative expenses	1,276	1,583
Environmental liability	2,092	437
Other	3,016	878
Accrued liabilities, Total	$ 90,974	$ 46,842